245 Summer Street

Fidelity® Investments

Boston, MA 02210

December 2, 2024

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Covington Trust (the trust): File Nos. 033-60973 and 811-07319

Fidelity Blue Chip Growth ETF

Fidelity Blue Chip Value ETF

Fidelity Dividend ETF for Rising Rates

Fidelity Fundamental Large Cap Core ETF

Fidelity Fundamental Large Cap Growth ETF

Fidelity Fundamental Large Cap Value ETF

Fidelity Fundamental Small-Mid Cap ETF

Fidelity High Dividend ETF

Fidelity Low Volatility Factor ETF

Fidelity Magellan ETF

Fidelity Momentum Factor ETF

Fidelity MSCI Communication Services Index ETF

Fidelity MSCI Consumer Discretionary Index ETF

Fidelity MSCI Consumer Staples Index ETF

Fidelity MSCI Energy Index ETF

Fidelity MSCI Financials Index ETF

Fidelity MSCI Health Care Index ETF

Fidelity MSCI Industrials Index ETF

Fidelity MSCI Information Technology Index ETF

Fidelity MSCI Materials Index ETF

Fidelity MSCI Real Estate Index ETF

Fidelity MSCI Utilities Index ETF

Fidelity Quality Factor ETF

Fidelity Real Estate Investment ETF

Fidelity Small-Mid Multifactor ETF

Fidelity Stocks for Inflation ETF

Fidelity Sustainable U.S. Equity ETF

Fidelity U.S. Multifactor ETF

Fidelity Value Factor ETF

Fidelity Women's Leadership ETF

 (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust